Goodwill And Intangible Assets (Schedule Intangible Assets Deemed To Indefinite Life And Not Being Amortized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	$ 23,948	$ 9,365
Aggregates Business [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	21,383	6,800
Specialty Products [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Use Rights [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	21,383	6,800
Use Rights [Member] | Aggregates Business [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	21,383	6,800
Trade Name [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Trade Name [Member] | Specialty Products [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565